united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 6/30

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

HCM Defender 100 Index ETF

QQH

HCM Defender 500 Index ETF

LGH

Semi-Annual Report

December 31, 2023

1-770-642-4902

www.howardcmetfs.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

HCM Defender 100 Index ETF

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for the period ended December 31, 2023, compared to its benchmarks:

				Annualized
			Annualized	Since Inception** -
	Six Months	One Year	Three Year	December 31, 2023
HCM Defender 100 Index ETF - NAV	6.86%	48.00%	7.23%	18.12%
HCM Defender 100 Index ETF - Market Price	6.73%	48.04%	7.14%	18.11%
HCM Defender 100 Index***	5.69%	46.02%	9.27%	18.85%
Nasdaq 100 Total Return Index ****	11.32%	55.13%	10.18%	21.35%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded net asset value or “NAV” on December 31, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.howardcmetfs.com or by calling 1-770-642-4902. The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. The Fund’s total annual operating expenses are 0.96% per the November 1, 2023 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Inception date is October 9, 2019.

***	Prior to July 12, 2022, the HCM Defender 100 Index was comprised of securities in the Solactive US Technology 100 Index (“Tech Equity Sub-Index”), which are the largest and most liquid companies classified in the technology sector as defined by the TRBC Sector Classification, securities in the Solactive 1-3 month US TBill Index (“Treasury Sub-Index”), which are U.S. dollar denominated T-Bills with a time to maturity of 1 to 3 months, or a combination of both. The HCM Defender 100 Index alternated exposure among a full position of securities in the Tech Equity Sub-Index, a full position of securities in the Treasury Sub-Index, or a 50/50 position of securities in the Tech Equity Sub-Index/Treasury Sub-Index. Investors cannot invest directly in an index.

****	The Nasdaq 100 Total Return Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization. Investors cannot invest directly in an index.

HCM Defender 100 Index ETF

PORTFOLIO REVIEW (Unaudited)(Continued)

December 31, 2023

The Fund’s holdings by investment type as of December 31, 2023 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Equity - Large Cap Blend	19.7%
Common Stocks
Software	16.4%
Semiconductors	14.1%
Technology Hardware	12.2%
Internet Media & Services	10.5%
E-Commerce Discretionary	5.3%
Automotive	3.8%
Biotech & Pharma	3.1%
Retail - Consumer Staples	1.9%
Beverages	1.7%
Technology Services	1.6%
Medical Equipment & Devices	1.5%
Cable & Satellite	1.2%
Leisure Facilities & Services	0.9%
Retail - Discretionary	0.8%
Electric Utilities	0.8%
Diversified Industrials	0.7%
Food	0.7%
Transportation & Logistics	0.6%
Telecommunications	0.4%
Entertainment Content	0.3%
Commercial Support Services	0.3%
Transportation Equipment	0.3%
Wholesale - Discretionary	0.2%
Advertising & Marketing	0.2%
Industrial Support Services	0.2%
Oil & Gas Services & Equipment	0.2%
Oil & Gas Producers	0.1%
Other Assets in Excess of Liabilities	0.3%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a listing of the Fund’s holdings.

HCM Defender 500 Index ETF

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for the period ended December 31, 2023, compared to its benchmarks:

				Annualized
			Annualized	Since Inception** -
	Six Months	One Year	Three Year	December 31, 2023
HCM Defender 500 Index ETF - NAV	5.42%	24.21%	8.19%	13.02%
HCM Defender 500 Index ETF - Market Price	5.21%	24.17%	8.07%	12.99%
HCM Defender 500 Index***	4.79%	21.26%	6.61%	11.44%
S&P 500 Total Return Index ****	8.04%	26.29%	10.00%	14.18%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded net asset value or “NAV” on December 31, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.howardcmetfs.com or by calling 1-770-642-4902. The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. The Fund’s total annual operating expenses are 0.98% per the November 1, 2023 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Inception date is October 9, 2019.

***	Prior to July 12, 2022, the HCM Defender 500 Index was comprised of securities in the Solactive US Large Cap Index (“Large Cap Equity Sub - Index”), which are common stocks issued by 500 large – capitalization companies traded on American stock exchanges, securities in the Solactive 1 - 3 month US T - Bill Index (“Treasury Sub - Index”), which are U.S. dollar denominated T - Bills with a time to maturity of 1 to 3 months, or a combination of both. The HCM 500 Index alternated exposure among a full position of securities in the Large Cap Equity Sub-Index, a full position of securities in the Treasury Sub-Index, or a 50/50 position of securities in the Large Cap Equity Sub-Index/Treasury Sub-Index. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

HCM Defender 500 Index ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
December 31, 2023

The Fund’s holdings by investment type as of December 31, 2023 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Equity - Large Cap Blend	19.9%
Common Stocks
Software	9.7%
Technology Hardware	7.3%
Internet Media & Services	6.5%
Semiconductors	6.2%
Biotech & Pharma	4.8%
Technology Services	4.2%
E-Commerce Discretionary	3.2%
Oil & Gas Producers	2.9%
Medical Equipment & Devices	2.9%
Banking	2.6%
Insurance	2.5%
Health Care Facilities & Services	2.4%
Automotive	1.8%
Electric Utilities	1.6%
Retail - Discretionary	1.5%
Retail - Consumer Staples	1.3%
Aerospace & Defense	1.2%
Chemicals	1.2%
Leisure Facilities & Services	1.1%
Beverages	1.1%
Diversified Industrials	1.1%
Transportation & Logistics	1.0%
Household Products	1.0%
Institutional Financial Services	0.9%
Asset Management	0.9%
Machinery	0.8%
Electrical Equipment	0.7%
Telecommunications	0.7%
Food	0.5%
Entertainment Content	0.5%
Tobacco & Cannabis	0.4%
Cable & Satellite	0.4%
Industry Sector/Investment Type	% of Net Assets
Common Stocks (continued)
Specialty Finance	0.4%
Infrastructure Reit	0.4%
Commercial Support Services	0.3%
Apparel & Textile Products	0.3%
Home Construction	0.3%
Residential Reit	0.3%
Oil & Gas Services & Equipment	0.3%
Construction Materials	0.2%
Industrial Reit	0.2%
Data Center Reit	0.2%
Industrial Support Services	0.2%
Transportation Equipment	0.2%
Retail Reit	0.2%
Metals & Mining	0.2%
Wholesale - Consumer Staples	0.2%
Self-Storage Reit	0.1%
Steel	0.1%
Health Care Reit	0.1%
Wholesale - Discretionary	0.1%
Advertising & Marketing	0.1%
Engineering & Construction	0.1%
Containers & Packaging	0.1%
Gas & Water Utilities	0.1%
Renewable Energy	0.1%
Gaming Reit	0.1%
Real Estate Services	0.1%
Timber Reit	0.1%
Office Reit	0.0	% *
Specialty Reit	0.0	% *
Leisure Products	0.0	% *
Hotel Reit	0.0	% *
Multi Asset Class Reit	0.0	% *
Right
Medical Equipment & Devices	0.0	% *
Other Assets in Excess of Liabilities	0.1%
	100.0%

*	Percentage rounds to less than 0.1%.

Please refer to the Schedule of Investments in this Semi-Annual Report for a listing of the Fund’s holdings.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0%
	ADVERTISING & MARKETING - 0.2%
10,347	Trade Desk, Inc. (The), Class A(a)	$744,570

	AUTOMOTIVE - 3.8%
55,753	Tesla, Inc.(a)	13,853,505

	BEVERAGES - 1.7%
3,801	Coca-Cola Europacific Partners plc	253,679
16,977	Keurig Dr Pepper, Inc.	565,674
10,169	Monster Beverage Corporation(a)	585,836
28,042	PepsiCo, Inc.	4,762,653
		6,167,842
	BIOTECH & PHARMA - 3.1%
2,468	Alnylam Pharmaceuticals, Inc.(a)	472,400
10,534	Amgen, Inc.	3,034,002
3,088	Biogen, Inc.(a)	799,082
1,642	BioNTech S.E. - ADR(a)	173,297
25,686	Gilead Sciences, Inc.	2,080,823
6,593	Moderna, Inc.(a)	655,674
2,071	Regeneron Pharmaceuticals, Inc.(a)	1,818,939
5,119	Vertex Pharmaceuticals, Inc.(a)	2,082,869
		11,117,086
	CABLE & SATELLITE - 1.2%
1,940	Charter Communications, Inc., Class A(a)	754,039
85,057	Comcast Corporation, Class A	3,729,750
		4,483,789
	COMMERCIAL SUPPORT SERVICES - 0.3%
1,612	Cintas Corporation	971,488

	DIVERSIFIED INDUSTRIALS - 0.7%
12,946	Honeywell International, Inc.	2,714,905

	E-COMMERCE DISCRETIONARY - 5.3%
102,656	Amazon.com, Inc.(a)	15,597,553
10,794	eBay, Inc.	470,834

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	E-COMMERCE DISCRETIONARY - 5.3% (Continued)
864	MercadoLibre, Inc.(a)	$1,357,811
12,346	PDD Holdings, Inc. - ADR(a)	1,806,343
		19,232,541
	ELECTRIC UTILITIES - 0.8%
10,156	American Electric Power Company, Inc.	824,870
6,457	Constellation Energy Corporation	754,759
19,188	Exelon Corporation	688,849
11,172	Xcel Energy, Inc.	691,659
		2,960,137
	ENTERTAINMENT CONTENT - 0.3%
4,957	Electronic Arts, Inc.	678,167
49,370	Warner Bros Discovery, Inc.(a)	561,831
		1,239,998
	FOOD - 0.7%
15,021	Kraft Heinz Company (The)	555,477
25,745	Mondelez International, Inc., A	1,864,710
		2,420,187
	INDUSTRIAL SUPPORT SERVICES - 0.2%
11,009	Fastenal Co.	713,053

	INTERNET MEDIA & SERVICES - 10.5%
8,124	Airbnb, Inc., Class A(a)	1,106,001
56,236	Alphabet, Inc., Class A(a)	7,855,606
55,618	Alphabet, Inc., Class C(a)	7,838,245
663	Booking Holdings, Inc.(a)	2,351,807
41,803	Meta Platforms, Inc., Class A(a)	14,796,590
8,712	Netflix, Inc.(a)	4,241,699
		38,189,948
	LEISURE FACILITIES & SERVICES - 0.9%
4,866	Marriott International, Inc., Class A	1,097,332
22,070	Starbucks Corporation	2,118,940
		3,216,272
	MEDICAL EQUIPMENT & DEVICES - 1.5%
1,374	Align Technology, Inc.(a)	376,476

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.5% (Continued)
7,336	DexCom, Inc.(a)	$910,324
7,175	GE HealthCare Technologies, Inc.	554,771
1,537	IDEXX Laboratories, Inc.(a)	853,112
3,474	Illumina, Inc.(a)	483,720
6,808	Intuitive Surgical, Inc.(a)	2,296,747
		5,475,150
	OIL & GAS PRODUCERS - 0.1%
3,321	Diamondback Energy, Inc.	515,021

	OIL & GAS SERVICES & EQUIPMENT - 0.2%
20,214	Baker Hughes Company	690,914

	RETAIL - CONSUMER STAPLES - 1.9%
8,845	Costco Wholesale Corporation	5,838,408
4,045	Dollar Tree, Inc.(a)	574,592
14,386	Walgreens Boots Alliance, Inc.	375,618
		6,788,618
	RETAIL - DISCRETIONARY - 0.8%
2,156	Lululemon Athletica, Inc.(a)	1,102,341
1,133	O’Reilly Automotive, Inc.(a)	1,076,441
6,431	Ross Stores, Inc.	889,986
		3,068,768
	SEMICONDUCTORS - 14.1%
30,930	Advanced Micro Devices, Inc.(a)	4,559,391
9,603	Analog Devices, Inc.	1,906,772
15,218	Applied Materials, Inc.	2,466,381
7,479	Broadcom, Inc.	8,348,434
1,277	GLOBALFOUNDRIES, Inc.(a)	77,386
83,876	Intel Corporation	4,214,769
2,482	KLA Corporation	1,442,787
2,419	Lam Research Corporation	1,894,706
15,765	Marvell Technology, Inc.	950,787
10,308	Microchip Technology, Inc.	929,575
20,493	Micron Technology, Inc.	1,748,873

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	SEMICONDUCTORS - 14.1% (Continued)
30,565	NVIDIA Corporation	$15,136,399
4,974	NXP Semiconductors N.V.	1,142,428
8,328	ON Semiconductor Corporation(a)	695,638
20,703	QUALCOMM, Inc.	2,994,275
17,596	Texas Instruments, Inc.	2,999,414
		51,508,015
	SOFTWARE - 16.4%
8,763	Adobe, Inc.(a)	5,228,007
1,583	ANSYS, Inc.(a)	574,439
2,818	Atlassian Corp plc, Class A(a)	670,289
3,931	Autodesk, Inc.(a)	957,120
5,032	Cadence Design Systems, Inc.(a)	1,370,566
4,054	Crowdstrike Holdings, Inc., Class A(a)	1,035,067
4,196	Datadog, Inc., Class A(a)	509,310
13,076	Fortinet, Inc.(a)	765,338
5,018	Intuit, Inc.	3,136,401
105,193	Microsoft Corporation	39,556,777
1,139	MongoDB, Inc.(a)	465,680
5,491	Palo Alto Networks, Inc.(a)	1,619,186
1,970	Roper Technologies, Inc.	1,073,985
2,726	Synopsys, Inc.(a)	1,403,645
3,706	Workday, Inc., Class A(a)	1,023,078
4,808	Zoom Video Communications, Inc., Class A(a)	345,743
		59,734,631
	TECHNOLOGY HARDWARE - 12.2%
209,180	Apple, Inc.	40,273,425
84,507	Cisco Systems, Inc.	4,269,294
		44,542,719
	TECHNOLOGY SERVICES - 1.6%
7,650	Automatic Data Processing, Inc.	1,782,221
9,987	Cognizant Technology Solutions Corporation, Class A	754,318
7,503	CoStar Group, Inc.(a)	655,687
6,003	Paychex, Inc.	715,017
21,149	PayPal Holdings, Inc.(a)	1,298,760

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	TECHNOLOGY SERVICES - 1.6% (Continued)
2,779	Verisk Analytics, Inc.	$663,792
		5,869,795
	TELECOMMUNICATIONS - 0.4%
10,074	T-Mobile US, Inc.	1,615,164

	TRANSPORTATION & LOGISTICS - 0.6%
38,723	CSX Corporation	1,342,526
1,850	Old Dominion Freight Line, Inc.	749,861
		2,092,387
	TRANSPORTATION EQUIPMENT - 0.3%
9,729	PACCAR, Inc.	950,037

	WHOLESALE - DISCRETIONARY - 0.2%
15,571	Copart, Inc.(a)	762,979

	TOTAL COMMON STOCKS (Cost $250,927,087)	291,639,519

	EXCHANGE-TRADED FUND — 19.7%
	EQUITY - 19.7%
1,417,000	ProShares UltraPro QQQ (Cost $63,125,933)	71,841,900

	TOTAL INVESTMENTS - 99.7% (Cost $314,053,020)	$363,481,419
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	1,193,652
	NET ASSETS - 100.0%	$364,675,071

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

NV - Naamioze Vennootschap

PLC - Public Limited Company

(a)	Non-income producing security.

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0%
	ADVERTISING & MARKETING - 0.1%
1,077	Omnicom Group, Inc.	$93,171
2,968	Trade Desk, Inc. (The), Class A(a)	213,578
		306,749
	AEROSPACE & DEFENSE - 1.2%
3,015	Boeing Company (The)(a)	785,889
1,220	General Dynamics Corporation	316,797
2,191	Howmet Aerospace, Inc.	118,577
1,038	L3Harris Technologies, Inc.	218,624
1,400	Lockheed Martin Corporation	634,536
818	Northrop Grumman Corporation	382,939
7,873	Raytheon Technologies Corporation	662,434
282	Teledyne Technologies, Inc.(a)	125,854
1,070	Textron, Inc.	86,049
245	TransDigm Group, Inc.	247,842
		3,579,541
	APPAREL & TEXTILE PRODUCTS - 0.3%
126	Deckers Outdoor Corporation(a)	84,222
6,865	NIKE, Inc., Class B	745,333
		829,555
	ASSET MANAGEMENT - 0.9%
562	Ameriprise Financial, Inc.	213,464
2,228	Apollo Global Management, Inc.	207,627
762	Ares Management Corporation, Class A	90,617
775	BlackRock, Inc.	629,146
3,878	Blackstone, Inc.	507,708
7,480	Charles Schwab Corporation (The)	514,624
3,431	KKR & Company, Inc.	284,258
355	LPL Financial Holdings, Inc.	80,805
1,085	Raymond James Financial, Inc.	120,978
1,170	T Rowe Price Group, Inc.	125,997
		2,775,224
	AUTOMOTIVE - 1.8%
22,140	Ford Motor Company	269,887
8,131	General Motors Company	292,066

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	AUTOMOTIVE - 1.8% (Continued)
20,169	Tesla, Inc.(a)	$5,011,592
		5,573,545
	BANKING - 2.6%
39,268	Bank of America Corporation	1,322,154
10,348	Citigroup, Inc.	532,301
2,166	Citizens Financial Group, Inc.	71,781
4,345	Fifth Third Bancorp	149,859
7,912	Huntington Bancshares, Inc.	100,641
20,871	JPMorgan Chase & Company	3,550,156
4,904	KeyCorporation	70,618
917	M&T Bank Corporation	125,702
2,250	PNC Financial Services Group, Inc. (The)	348,413
5,387	Regions Financial Corporation	104,400
7,411	Truist Financial Corporation	273,614
7,954	US Bancorp	344,249
19,932	Wells Fargo & Company	981,053
		7,974,941
	BEVERAGES - 1.1%
1,899	Brown-Forman Corporation, Class B	108,433
21,493	Coca-Cola Company (The)	1,266,582
900	Constellation Brands, Inc., Class A	217,575
5,224	Keurig Dr Pepper, Inc.	174,064
2,953	Monster Beverage Corporation(a)	170,122
7,628	PepsiCo, Inc.	1,295,540
		3,232,316
	BIOTECH & PHARMA - 4.8%
10,017	AbbVie, Inc.	1,552,334
680	Alnylam Pharmaceuticals, Inc.(a)	130,159
2,951	Amgen, Inc.	849,947
846	Biogen, Inc.(a)	218,919
965	BioMarin Pharmaceutical, Inc.(a)	93,045
11,928	Bristol-Myers Squibb Company	612,026
6,147	Eli Lilly and Company	3,583,209
7,166	Gilead Sciences, Inc.	580,518

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	BIOTECH & PHARMA - 4.8% (Continued)
1,045	Incyte Corporation(a)	$65,616
15,798	Johnson & Johnson	2,476,179
14,412	Merck & Company, Inc.	1,571,196
1,957	Moderna, Inc.(a)	194,624
33,348	Pfizer, Inc.	960,089
578	Regeneron Pharmaceuticals, Inc.(a)	507,652
2,023	Royalty Pharma plc, Class A	56,826
1,443	Vertex Pharmaceuticals, Inc.(a)	587,142
5,847	Viatris, Inc.	63,323
2,563	Zoetis, Inc.	505,859
		14,608,663
	CABLE & SATELLITE - 0.4%
527	Charter Communications, Inc., Class A(a)	204,834
22,656	Comcast Corporation, Class A	993,466
		1,198,300
	CHEMICALS - 1.2%
1,110	Air Products and Chemicals, Inc.	303,918
702	Albemarle Corporation	101,425
454	Avery Dennison Corporation	91,781
1,023	CF Industries Holdings, Inc.	81,329
4,333	Corteva, Inc.	207,637
3,836	Dow, Inc.	210,366
2,361	DuPont de Nemours, Inc.	181,632
1,370	Ecolab, Inc.	271,740
1,518	International Flavors & Fragrances, Inc.	122,912
2,637	Linde plc	1,083,041
1,445	LyondellBasell Industries N.V., Class A	137,391
1,616	Mosaic Company (The)	57,740
1,255	PPG Industries, Inc.	187,685
553	RPM International, Inc.	61,731
1,265	Sherwin-Williams Company (The)	394,554
		3,494,882
	COMMERCIAL SUPPORT SERVICES - 0.3%
457	Cintas Corporation	275,416

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.3% (Continued)
1,029	Republic Services, Inc.	$169,692
2,206	Waste Management, Inc.	395,095
		840,203
	CONSTRUCTION MATERIALS - 0.2%
304	Carlisle Companies, Inc.	94,979
3,642	CRH plc	251,880
357	Martin Marietta Materials, Inc.	178,111
766	Vulcan Materials Company	173,890
		698,860
	CONTAINERS & PACKAGING - 0.1%
1,664	Ball Corporation	95,714
1,643	International Paper Company	59,394
521	Packaging Corporation of America	84,876
		239,984
	DATA CENTER REIT - 0.2%
1,697	Digital Realty Trust, Inc.	228,382
495	Equinix, Inc.	398,668
		627,050
	DIVERSIFIED INDUSTRIALS - 1.1%
2,912	3M Company	318,340
825	Dover Corporation	126,893
2,070	Eaton Corporation PLC	498,497
3,119	Emerson Electric Company	303,572
5,885	General Electric Company	751,103
3,632	Honeywell International, Inc.	761,667
1,641	Illinois Tool Works, Inc.	429,844
		3,189,916
	E-COMMERCE DISCRETIONARY - 3.2%
62,472	Amazon.com, Inc.(a)	9,491,996
2,725	eBay, Inc.	118,865
		9,610,861
	ELECTRIC UTILITIES - 1.6%
1,660	Alliant Energy Corporation	85,158
1,410	Ameren Corporation	101,999

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	ELECTRIC UTILITIES - 1.6% (Continued)
2,766	American Electric Power Company, Inc.	$224,655
2,986	CenterPoint Energy, Inc.	85,310
1,454	CMS Energy Corporation	84,434
1,811	Consolidated Edison, Inc.	164,747
1,760	Constellation Energy Corporation	205,726
4,807	Dominion Energy, Inc.	225,929
1,090	DTE Energy Company	120,183
4,283	Duke Energy Corporation	415,622
2,126	Edison International	151,988
1,113	Entergy Corporation	112,624
1,090	Evergy, Inc.	56,898
1,992	Eversource Energy	122,946
5,472	Exelon Corporation	196,445
3,041	FirstEnergy Corporation	111,483
11,762	NextEra Energy, Inc.	714,425
12,844	PG&E Corporation	231,577
4,254	PPL Corporation	115,283
2,637	Public Service Enterprise Group, Inc.	161,253
3,482	Sempra Energy	260,210
5,935	Southern Company (The)	416,162
1,681	WEC Energy Group, Inc.	141,490
3,197	Xcel Energy, Inc.	197,926
		4,704,473
	ELECTRICAL EQUIPMENT - 0.7%
1,261	AMETEK, Inc.	207,926
3,139	Amphenol Corporation, Class A	311,170
4,739	Carrier Global Corporation	272,256
2,061	Fortive Corporation	151,751
279	Hubbell, Inc.	91,771
3,713	Johnson Controls International plc	214,017
886	Keysight Technologies, Inc.(a)	140,954
2,317	Otis Worldwide Corporation	207,302
631	Rockwell Automation, Inc.	195,913
1,203	Trane Technologies PLC	293,412

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	ELECTRICAL EQUIPMENT - 0.7% (Continued)
1,311	Trimble, Inc.(a)	$69,745
		2,156,217
	ENGINEERING & CONSTRUCTION - 0.1%
608	Jacobs Solutions, Inc.	78,918
781	Quanta Services, Inc.	168,540
		247,458
	ENTERTAINMENT CONTENT - 0.5%
1,419	Electronic Arts, Inc.	194,133
2,075	ROBLOX Corporation, Class A(a)	94,869
906	Take-Two Interactive Software, Inc.(a)	145,821
9,563	Walt Disney Company (The)	863,444
13,682	Warner Bros Discovery, Inc.(a)	155,701
		1,453,968
	FOOD - 0.5%
2,911	Conagra Brands, Inc.	83,429
3,300	General Mills, Inc.	214,962
848	Hershey Company (The)	158,101
498	J M Smucker Company (The)	62,937
1,560	Kellogg Company	87,220
4,097	Kraft Heinz Company (The)	151,507
855	Lamb Weston Holdings, Inc.	92,417
1,253	McCormick & Company, Inc.	85,730
7,441	Mondelez International, Inc., A	538,952
1,739	Tyson Foods, Inc., Class A	93,471
		1,568,726
	GAMING REIT - 0.1%
5,713	VICI Properties, Inc.	182,130

	GAS & WATER UTILITIES - 0.1%
1,083	American Water Works Company, Inc.	142,946
726	Atmos Energy Corporation	84,143
		227,089
	HEALTH CARE FACILITIES & SERVICES - 2.4%
1,294	Cardinal Health, Inc.	130,435

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.4% (Continued)
951	Cencora, Inc.	$195,316
3,027	Centene Corporation(a)	224,634
1,673	Cigna Group (The)	500,980
7,304	CVS Health Corporation	576,724
1,300	Elevance Health, Inc.	613,028
1,175	HCA Healthcare, Inc.	318,049
709	Humana, Inc.	324,587
979	IQVIA Holdings, Inc.(a)	226,521
528	Laboratory Corp of America Holdings	120,009
748	McKesson Corporation	346,309
303	Molina Healthcare, Inc.(a)	109,477
613	Quest Diagnostics, Inc.	84,520
6,625	UnitedHealth Group, Inc.	3,487,865
		7,258,454
	HEALTH CARE REIT - 0.1%
2,555	Ventas, Inc.	127,341
2,836	Welltower, Inc.	255,722
		383,063
	HOME CONSTRUCTION - 0.3%
1,761	DR Horton, Inc.	267,637
1,330	Lennar Corporation, Class A	198,223
1,445	Masco Corporation	96,786
17	NVR, Inc.(a)	119,008
1,319	PulteGroup, Inc.	136,147
		817,801
	HOTEL REITS - 0.0%(b)
3,317	Host Hotels & Resorts, Inc.	64,582

	HOUSEHOLD PRODUCTS - 1.0%
1,200	Church & Dwight Company, Inc.	113,472
608	Clorox Company (The)	86,695
4,673	Colgate-Palmolive Company	372,485
1,185	Estee Lauder Companies, Inc. (The), Class A	173,306
9,817	Kenvue, Inc.	211,360

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	HOUSEHOLD PRODUCTS - 1.0% (Continued)
1,784	Kimberly-Clark Corporation	$216,774
12,873	Procter & Gamble Company (The)	1,886,409
		3,060,501
	INDUSTRIAL REIT - 0.2%
5,205	Prologis, Inc.	693,827

	INDUSTRIAL SUPPORT SERVICES - 0.2%
3,154	Fastenal Co.	204,285
356	United Rentals, Inc.	204,138
205	WW Grainger, Inc.	169,881
		578,304
	INFRASTRUCTURE REIT - 0.4%
2,656	American Tower Corporation	573,377
2,262	Crown Castle, Inc.	260,560
614	SBA Communications Corporation	155,766
48	Texas Pacific Land Corporation	75,478
		1,065,181
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
4,152	Bank of New York Mellon Corporation (The)	216,112
612	Cboe Global Markets, Inc.	109,279
1,863	CME Group, Inc.	392,348
1,830	Goldman Sachs Group, Inc. (The)	705,958
2,951	Intercontinental Exchange, Inc.	378,997
7,229	Morgan Stanley	674,104
2,074	Nasdaq, Inc.	120,582
1,157	Northern Trust Corporation	97,628
1,608	State Street Corporation	124,556
		2,819,564
	INSURANCE - 2.5%
2,977	Aflac, Inc.	245,603
1,455	Allstate Corporation (The)	203,671
3,828	American International Group, Inc.	259,347
1,050	Aon PLC, Class A	305,571
1,890	Arch Capital Group Ltd.(a)	140,370

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	INSURANCE - 2.5% (Continued)
1,200	Arthur J Gallagher & Company	$269,856
9,343	Berkshire Hathaway, Inc., Class B(a)	3,332,274
1,115	Brown & Brown, Inc.	79,288
2,205	Chubb Ltd.	498,330
816	Cincinnati Financial Corporation	84,423
1,828	Hartford Financial Services Group, Inc. (The)	146,935
79	Markel Group, Inc.(a)	112,172
2,571	Marsh & McLennan Companies, Inc.	487,127
3,594	MetLife, Inc.	237,671
1,171	Principal Financial Group, Inc.	92,123
3,178	Progressive Corporation (The)	506,192
2,063	Prudential Financial, Inc.	213,954
1,277	Travelers Companies, Inc. (The)	243,256
1,192	W R Berkley Corporation	84,298
562	Willis Towers Watson PLC	135,554
		7,678,015
	INTERNET MEDIA & SERVICES - 6.5%
2,295	Airbnb, Inc., Class A(a)	312,441
41,624	Alphabet, Inc., Class A(a)	5,814,456
35,751	Alphabet, Inc., Class C(a)	5,038,388
193	Booking Holdings, Inc.(a)	684,613
1,561	DoorDash, Inc., Class A(a)	154,367
682	Expedia Group, Inc.(a)	103,521
930	GoDaddy, Inc., Class A(a)	98,729
15,002	Meta Platforms, Inc., Class A(a)	5,310,108
2,308	Netflix, Inc.(a)	1,123,719
3,495	Pinterest, Inc., Class A(a)	129,455
10,505	Uber Technologies, Inc.(a)	646,793
523	VeriSign, Inc.(a)	107,717
		19,524,307
	LEISURE FACILITIES & SERVICES - 1.1%
138	Chipotle Mexican Grill, Inc.(a)	315,600
724	Darden Restaurants, Inc.	118,953
215	Domino’s Pizza, Inc.	88,629

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	LEISURE FACILITIES & SERVICES - 1.1% (Continued)
1,342	Hilton Worldwide Holdings, Inc.	$244,365
1,700	Las Vegas Sands Corporation	83,657
1,381	Marriott International, Inc., Class A	311,429
4,041	McDonald’s Corporation	1,198,197
1,409	MGM Resorts International	62,954
1,142	Royal Caribbean Cruises Ltd.(a)	147,878
6,303	Starbucks Corporation	605,151
1,513	Yum! Brands, Inc.	197,689
		3,374,502
	LEISURE PRODUCTS - 0.0%(b)
370	Axon Enterprise, Inc.(a)	95,582

	MACHINERY - 0.8%
2,722	Caterpillar, Inc.	804,813
1,453	Deere & Company	581,010
423	IDEX Corporation	91,838
1,983	Ingersoll Rand, Inc.	153,365
708	Parker-Hannifin Corporation	326,176
960	Stanley Black & Decker, Inc.	94,176
1,152	Veralto Corporation	94,764
1,377	Xylem, Inc.	157,474
		2,303,616
	MEDICAL EQUIPMENT & DEVICES - 2.9%
9,590	Abbott Laboratories	1,055,571
1,773	Agilent Technologies, Inc.	246,500
425	Align Technology, Inc.(a)	116,450
2,938	Avantor, Inc.(a)	67,075
3,295	Baxter International, Inc.	127,385
1,742	Becton Dickinson and Company	424,752
958	Bio-Techne Corporation	73,919
7,906	Boston Scientific Corporation(a)	457,046
247	Cooper Companies, Inc. (The)	93,475
3,731	Danaher Corporation	863,130
2,021	DexCom, Inc.(a)	250,786

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.9% (Continued)
3,361	Edwards Lifesciences Corporation(a)	$256,276
1,966	GE HealthCare Technologies, Inc.	152,011
1,138	Hologic, Inc.(a)	81,310
443	IDEXX Laboratories, Inc.(a)	245,887
1,158	Illumina, Inc.(a)	161,240
349	Insulet Corporation(a)	75,726
1,970	Intuitive Surgical, Inc.(a)	664,599
7,721	Medtronic PLC	636,056
132	Mettler-Toledo International, Inc.(a)	160,111
760	ResMed, Inc.	130,735
648	Revvity, Inc.	70,833
537	STERIS plc	118,059
1,801	Stryker Corporation	539,327
2,200	Thermo Fisher Scientific, Inc.	1,167,738
321	Waters Corporation(a)	105,683
395	West Pharmaceutical Services, Inc.	139,087
1,041	Zimmer Biomet Holdings, Inc.	126,690
		8,607,457
	METALS & MINING - 0.2%
8,050	Freeport-McMoRan, Inc.	342,688
4,753	Newmont Corporation	196,727
		539,415
	MULTI ASSET CLASS REIT - 0.0%(b)
990	WP Carey, Inc.	64,162

	OFFICE REIT - 0.0%(b)
854	Alexandria Real Estate Equities, Inc.	108,262
28	NET Lease Office Properties	517
		108,779
	OIL & GAS PRODUCERS - 2.9%
1,467	APA Corporation	52,636
1,258	Cheniere Energy, Inc.	214,753
9,651	Chevron Corporation	1,439,543
6,548	ConocoPhillips	760,026

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	OIL & GAS PRODUCERS - 2.9% (Continued)
3,990	Coterra Energy, Inc.	$101,825
3,563	Devon Energy Corporation	161,404
852	Diamondback Energy, Inc.	132,128
3,081	EOG Resources, Inc.	372,647
2,076	EQT Corporation	80,258
29,241	Exxon Mobil Corporation	2,923,515
1,529	Hess Corporation	220,421
11,536	Kinder Morgan, Inc.	203,495
3,227	Marathon Oil Corporation	77,964
2,252	Marathon Petroleum Corporation	334,107
3,562	Occidental Petroleum Corporation	212,687
3,339	ONEOK, Inc.	234,465
2,395	Phillips 66	318,870
1,274	Pioneer Natural Resources Company	286,497
1,279	Targa Resources Corporation	111,107
1,993	Valero Energy Corporation	259,090
6,959	Williams Companies, Inc. (The)	242,382
		8,739,820
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
5,492	Baker Hughes Company	187,717
4,943	Halliburton Company	178,689
7,611	Schlumberger Ltd.	396,076
		762,482
	REAL ESTATE SERVICES - 0.1%
1,849	CBRE Group, Inc., Class A(a)	172,123

	RENEWABLE ENERGY - 0.1%
703	Enphase Energy, Inc.(a)	92,894
611	First Solar, Inc.(a)	105,264
		198,158
	RESIDENTIAL REIT - 0.3%
806	AvalonBay Communities, Inc.	150,899
615	Camden Property Trust	61,063
1,993	Equity Residential	121,892

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	RESIDENTIAL REIT - 0.3% (Continued)
383	Essex Property Trust, Inc.	$94,961
3,433	Invitation Homes, Inc.	117,100
665	Mid-America Apartment Communities, Inc.	89,416
702	Sun Communities, Inc.	93,822
1,670	UDR, Inc.	63,944
		793,097
	RETAIL - CONSUMER STAPLES - 1.3%
2,392	Costco Wholesale Corporation	1,578,911
1,149	Dollar General Corporation	156,207
1,190	Dollar Tree, Inc.(a)	169,040
4,296	Kroger Company (The)	196,370
2,531	Target Corporation	360,465
3,954	Walgreens Boots Alliance, Inc.	103,239
7,828	Walmart, Inc.	1,234,084
		3,798,316
	RETAIL - DISCRETIONARY - 1.5%
99	AutoZone, Inc.(a)	255,975
1,278	Best Buy Company, Inc.	100,042
796	Genuine Parts Company	110,246
5,609	Home Depot, Inc. (The)	1,943,799
3,241	Lowe’s Companies, Inc.	721,285
328	O’Reilly Automotive, Inc.(a)	311,626
1,766	Ross Stores, Inc.	244,397
6,258	TJX Cos., Inc. (The)	587,063
554	Tractor Supply Company	119,127
277	Ulta Beauty, Inc.(a)	135,727
		4,529,287
	RETAIL REIT - 0.2%
3,019	Kimco Realty Corporation	64,335
3,751	Realty Income Corporation	215,382
1,881	Simon Property Group, Inc.	268,306
		548,023
	SELF-STORAGE REIT - 0.1%
1,126	Extra Space Storage, Inc.	180,532

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	SELF-STORAGE REIT - 0.1% (Continued)
877	Public Storage	$267,485
		448,017
	SEMICONDUCTORS - 6.2%
8,432	Advanced Micro Devices, Inc.(a)	1,242,961
2,693	Analog Devices, Inc.	534,722
4,359	Applied Materials, Inc.	706,463
2,446	Broadcom, Inc.	2,730,348
862	Entegris, Inc.	103,285
22,974	Intel Corporation	1,154,444
716	KLA Corporation	416,211
679	Lam Research Corporation	531,834
4,511	Marvell Technology, Inc.	272,058
2,849	Microchip Technology, Inc.	256,923
5,748	Micron Technology, Inc.	490,534
268	Monolithic Power Systems, Inc.	169,049
15,924	NVIDIA Corporation	7,885,883
2,416	ON Semiconductor Corporation(a)	201,808
5,894	QUALCOMM, Inc.	852,449
912	Skyworks Solutions, Inc.	102,527
932	Teradyne, Inc.	101,141
5,030	Texas Instruments, Inc.	857,414
		18,610,054
	SOFTWARE - 9.7%
2,471	Adobe, Inc.(a)	1,474,198
736	Akamai Technologies, Inc.(a)	87,106
466	ANSYS, Inc.(a)	169,102
923	Atlassian Corp plc, CLASS A(a)	219,545
1,164	Autodesk, Inc.(a)	283,411
1,448	Cadence Design Systems, Inc.(a)	394,392
1,743	Cloudflare, Inc., Class A(a)	145,122
1,246	Crowdstrike Holdings, Inc., Class A(a)	318,129
1,579	Datadog, Inc., Class A(a)	191,659
3,754	Fortinet, Inc.(a)	219,722
2,845	Gen Digital, Inc.	64,923

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	SOFTWARE - 9.7% (Continued)
251	HubSpot, Inc.(a)	$145,716
1,442	Intuit, Inc.	901,293
49,756	Microsoft Corporation	18,710,245
359	MongoDB, Inc.(a)	146,777
8,413	Oracle Corporation	886,983
9,787	Palantir Technologies, Inc., Class A(a)	168,043
1,601	Palo Alto Networks, Inc.(a)	472,103
322	Paycom Software, Inc.	66,564
716	PTC, Inc.(a)	125,271
572	Roper Technologies, Inc.	311,837
5,086	Salesforce, Inc.(a)	1,338,329
1,069	ServiceNow, Inc.(a)	755,238
1,520	Snowflake, Inc.(a)	302,480
917	Splunk, Inc.(a)	139,705
1,028	SS&C Technologies Holdings, Inc.	62,821
780	Synopsys, Inc.(a)	401,630
930	Twilio, Inc., Class A(a)	70,559
192	Tyler Technologies, Inc.(a)	80,279
981	Veeva Systems, Inc., Class A(a)	188,862
1,051	Workday, Inc., Class A(a)	290,139
1,314	Zoom Video Communications, Inc., Class A(a)	94,490
		29,226,673
	SPECIALTY FINANCE - 0.4%
3,168	American Express Company	593,493
2,089	Capital One Financial Corporation	273,910
1,305	Discover Financial Services	146,682
1,841	Synchrony Financial	70,308
		1,084,393
	SPECIALTY REITS - 0.0%(b)
1,366	Iron Mountain, Inc.	95,593

	STEEL - 0.1%
1,427	Nucor Corporation	248,355
304	Reliance Steel & Aluminum Company	85,023

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	STEEL - 0.1% (Continued)
743	Steel Dynamics, Inc.	$87,748
		421,126
	TECHNOLOGY HARDWARE - 7.3%
99,938	Apple, Inc.	19,241,063
1,302	Arista Networks, Inc.(a)	306,634
22,664	Cisco Systems, Inc.	1,144,985
3,980	Corning, Inc.	121,191
1,468	Dell Technologies, Inc., Class C	112,302
927	Garmin Ltd.	119,157
6,837	Hewlett Packard Enterprise Company	116,092
4,925	HP, Inc.	148,193
636	Jabil, Inc.	81,026
876	Motorola Solutions, Inc.	274,267
1,055	NetApp, Inc.	93,009
1,124	Seagate Technology Holdings PLC	95,956
1,816	Western Digital Corporation(a)	95,104
261	Zebra Technologies Corporation, Class A(a)	71,339
		22,020,318
	TECHNOLOGY SERVICES - 4.2%
3,651	Accenture plc, Class A	1,281,172
2,254	Automatic Data Processing, Inc.	525,114
3,158	Block, Inc., Class A(a)	244,271
638	Booz Allen Hamilton Holding Corporation	81,607
611	Broadridge Financial Solutions, Inc.	125,713
772	CDW Corporation	175,491
2,881	Cognizant Technology Solutions Corporation, Class A	217,602
2,065	CoStar Group, Inc.(a)	180,460
345	EPAM Systems, Inc.(a)	102,582
739	Equifax, Inc.	182,747
179	FactSet Research Systems, Inc.	85,392
133	Fair Isaac Corporation(a)	154,813
3,125	Fidelity National Information Services, Inc.	187,719
3,347	Fiserv, Inc.(a)	444,615
350	FleetCor Technologies, Inc.(a)	98,914

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	TECHNOLOGY SERVICES - 4.2% (Continued)
395	Gartner, Inc.(a)	$178,188
1,501	Global Payments, Inc.	190,627
5,101	International Business Machines Corporation	834,269
363	Jack Henry & Associates, Inc.	59,318
778	Leidos Holdings, Inc.	84,211
4,556	Mastercard, Inc., Class A	1,943,180
863	Moody’s Corporation	337,053
427	MSCI, Inc.	241,533
1,649	Paychex, Inc.	196,412
5,956	PayPal Holdings, Inc.(a)	365,758
1,719	S&P Global, Inc.	757,254
1,029	TransUnion	70,703
794	Verisk Analytics, Inc.	189,655
11,788	Visa, Inc., Class A	3,069,006
		12,605,379
	TELECOMMUNICATIONS - 0.7%
39,933	AT&T, Inc.	670,076
2,753	T-Mobile US, Inc.	441,388
23,435	Verizon Communications, Inc.	883,500
		1,994,964
	TIMBER REIT - 0.1%
4,512	Weyerhaeuser Company	156,882

	TOBACCO & CANNABIS - 0.4%
10,133	Altria Group, Inc.	408,765
8,750	Philip Morris International, Inc.	823,200
		1,231,965
	TRANSPORTATION & LOGISTICS - 1.0%
10,601	CSX Corporation	367,537
3,206	Delta Air Lines, Inc.	128,977
705	Expeditors International of Washington, Inc.	89,676
1,213	FedEx Corporation	306,853
466	JB Hunt Transport Services, Inc.	93,079
1,239	Norfolk Southern Corporation	292,875

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	TRANSPORTATION & LOGISTICS - 1.0% (Continued)
552	Old Dominion Freight Line, Inc.	$223,742
3,548	Southwest Airlines Company	102,466
3,338	Union Pacific Corporation	819,879
1,440	United Airlines Holdings, Inc.(a)	59,414
4,129	United Parcel Service, Inc.	649,203
		3,133,701
	TRANSPORTATION EQUIPMENT - 0.2%
745	Cummins, Inc.	178,480
2,761	PACCAR, Inc.	269,612
957	Westinghouse Air Brake Technologies Corporation	121,443
		569,535
	WHOLESALE - CONSUMER STAPLES - 0.2%
2,972	Archer-Daniels-Midland Company	214,638
778	Bunge Global S.A.	78,539
2,838	Sysco Corporation	207,543
		500,720
	WHOLESALE - DISCRETIONARY - 0.1%
4,451	Copart, Inc.(a)	218,099
1,212	LKQ Corporation	57,921
246	Pool Corporation	98,083
		374,103

	TOTAL COMMON STOCKS (Cost $203,067,998)	240,372,492

	EXCHANGE-TRADED FUND — 19.9%
	EQUITY - 19.9%
576,833	Direxion Daily S&P 500 Bull 3X (Cost $44,899,527)	59,984,864

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(b)
	MEDICAL EQUIPMENT & DEVICES – 0.0%(b)
143	ABIOMED, Inc. - CVR(a) (c) (Cost $0)	12/31/2029	$35	$—

	TOTAL INVESTMENTS - 99.9% (Cost $247,967,525)			$300,357,356
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%			422,554
	NET ASSETS - 100.0%			$300,779,910

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

LTD - Limited Company

MSCI - Morgan Stanley Capital International

NV - Naamioze Vennootschap

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S/A - Société Anonyme

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Illiquid security. The total fair value of these securities as of December 31, 2023 was $0, representing 0.0% of net assets.

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2023

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
ASSETS
Investment securities:
At cost	$314,053,020	$247,967,525
At fair value	$363,481,419	$300,357,356
Cash and cash equivalents	1,172,267	461,582
Dividends and interest receivable	283,750	213,158
Prepaid expenses	5,403	4,139
TOTAL ASSETS	364,942,839	301,036,235

LIABILITIES
Investment advisory fees payable	228,379	187,180
Custody fees payable	10,279	32,918
Payable to related parties	10,127	16,498
Accrued expenses and other liabilities	18,983	19,729
TOTAL LIABILITIES	267,768	256,325
NET ASSETS	$364,675,071	$300,779,910

Net Assets Consist Of:
Paid in capital	$370,350,812	$325,816,230
Accumulated deficit	(5,675,741)	(25,036,320)
NET ASSETS	$364,675,071	$300,779,910

Net Asset Value Per Share:
Net Assets	$364,675,071	$300,779,910
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,250,000	7,300,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$50.30	$41.20

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2023

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
INVESTMENT INCOME
Dividends (net of tax withholding of $1,495 and $293, respectively)	$1,729,017	$1,976,233
Interest	458,742	335,457
TOTAL INVESTMENT INCOME	2,187,759	2,311,690

EXPENSES
Investment advisory fees	1,338,363	1,114,948
Administrative services	77,431	77,431
Printing and postage expenses	14,115	14,115
Compliance officer fees	10,889	7,461
Audit fees	10,309	10,309
Custodian fees	9,075	24,198
Legal fees	8,571	8,571
Trustees fees and expenses	7,662	7,662
Transfer agent fees	6,033	6,033
Insurance expense	3,520	4,033
Other expenses	4,493	4,493
TOTAL EXPENSES	1,490,461	1,279,254

NET INVESTMENT INCOME	697,298	1,032,436

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	53,897,371	3,997,679
Net realized loss on investments	(11,202,841)	(5,606,340)
Foreign currency transactions	(148)	—
	42,694,382	(1,608,661)
Net change in unrealized appreciation (depreciation) on investments	(22,303,874)	15,188,861
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	20,390,508	13,580,200

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,087,806	$14,612,636

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
FROM OPERATIONS
Net investment income	$697,298	$1,564,774
Net realized gain (loss) on investments, in-kind redemptions, and foreign currency transactions	42,694,382	(4,724,484)
Net change in unrealized appreciation (depreciation) on investments	(22,303,874)	71,732,273
Net increase in net assets resulting from operations	21,087,806	68,572,563

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(992,525)	—
Net decrease in net assets resulting from distributions to shareholders	(992,525)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	214,482,522	44,605,111
Cost of shares redeemed	(197,959,846)	(36,340,067)
Net increase in net assets resulting from shares of beneficial interest	16,522,676	8,265,044

TOTAL INCREASE IN NET ASSETS	36,617,957	76,837,607

NET ASSETS
Beginning of Period	328,057,114	251,219,507
End of Period	$364,675,071	$328,057,114

SHARE ACTIVITY
Shares Sold	4,450,000	1,100,000
Shares Redeemed	(4,150,000)	(950,000)
Net increase in shares of beneficial interest outstanding	300,000	150,000

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
FROM OPERATIONS
Net investment income	$1,032,436	$2,577,711
Net realized loss on investments, in-kind redemptions, and foreign currency transactions	(1,608,661)	(5,780,658)
Net change in unrealized appreciation on investments	15,188,861	37,200,970
Net increase in net assets resulting from operations	14,612,636	33,998,023

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,881,940)	(1,454,080)
Net decrease in net assets resulting from distributions to shareholders	(1,881,940)	(1,454,080)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	23,765,710	41,588,392
Cost of shares redeemed	(24,759,247)	(45,294,648)
Net decrease in net assets resulting from shares of beneficial interest	(993,537)	(3,706,256)

TOTAL INCREASE IN NET ASSETS	11,737,159	28,837,687

NET ASSETS
Beginning of Period	289,042,751	260,205,064
End of Period	$300,779,910	$289,042,751

SHARE ACTIVITY
Shares Sold	600,000	1,150,000
Shares Redeemed	(650,000)	(1,300,000)
Net decrease in shares of beneficial interest outstanding	(50,000)	(150,000)

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	December 31, 2023		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020 (1)
Net asset value, beginning of period	$47.20		$36.94	$47.92	$30.21	$25.00
Activity from investment operations:
Net investment income (loss) (2)	0.10		0.23	(0.18)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	3.14		10.03	(10.80)	17.81	5.31
Total from investment operations	3.24		10.26	(10.98)	17.71	5.27
Less distributions from:
Net investment income	(0.14)		—	—	—	(0.00	) (5)
Net realized gains	—		—	—	—	(0.06)
Total distributions	(0.14)		—	—	—	(0.06)
Net asset value, end of period	$50.30		$47.20	$36.94	$47.92	$30.21
Market price, end of period	$50.27		$47.23	$36.96	$47.97	$30.25
Total return (4)	6.86	% (8)	27.77%	(22.91)%	58.62%	21.11	% (8)
Market price total return	6.73%		27.79%	(22.95)%	58.58%	21.27%
Net assets, at end of period (000s)	$364,675		$328,057	$251,220	$208,433	$101,197
Ratio of net expenses to average net assets (6)(7)	0.85%		0.89%	0.89%	0.91%	1.02%
Ratio of net investment income (loss) to average net assets (6)(7)	0.40%		0.61%	(0.37)%	(0.26)%	(0.18)%
Portfolio Turnover Rate (3)	89	% (8)	45%	73%	5%	150	% (8)

(1)	The HCM Defender 100 Index ETF commenced operations on October 9, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Represents less than $0.005.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	December 31, 2023		Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited)		June 30, 2023	June 30, 2022		June 30, 2021	June 30, 2020 (1)
Net asset value, beginning of period	$39.33		$34.69	$39.95		$25.15	$25.00
Activity from investment operations:
Net investment income (2)	0.14		0.36	0.03		0.09	0.07
Net realized and unrealized gain (loss) on investments	1.99		4.48	(5.23)		14.79	0.13
Total from investment operations	2.13		4.84	(5.20)		14.88	0.20
Less distributions from:
Net investment income	(0.26)		(0.20)	(0.06)		(0.08)	(0.05)
Net realized gains	—		—	—		—	(0.00	) (5)
Return of capital	—		—	(0.00	) (5)	—	(0.00	) (5)
Total distributions	(0.26)		(0.20)	(0.06)		(0.08)	(0.05)
Net asset value, end of period	$41.20		$39.33	$34.69		$39.95	$25.15
Market price, end of period	$41.15		$39.36	$34.70		$40.00	$25.12
Total return (4)	5.42	% (8)	14.06%	(13.05)%		59.23%	0.78	% (8)
Market price total return	5.21%		14.12%	(13.13)%		59.62%	0.66%
Net assets, at end of period (000s)	$300,780		$289,043	$260,205		$195,733	$91,806
Ratio of net expenses to average net assets (6)(7)	0.88%		0.92%	0.89%		0.94%	1.14%
Ratio of net investment income to average net assets (6)(7)	0.71%		1.03%	0.06%		0.27%	0.40%
Portfolio Turnover Rate (3)	80	% (8)	59%	73%		3%	128	% (8)

(1)	The HCM Defender 500 Index ETF commenced operations on October 9, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Represents less than $0.005.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2023

1.	ORGANIZATION

The HCM Defender 100 Index ETF (“QQH”) and the HCM Defender 500 Index ETF (“LGH”) (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. QQH’s investment objective seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 100 Index. LGH’s investment objective seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 500 Index. The investment objectives of each fund are non-fundamental. QQH and LGH commenced operations on October 9, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2023 for the Funds’ assets measured at fair value:

HCM Defender 100 Index ETF
Assets*	Level 1		Level 2	Level 3	Total
Common Stocks	$291,639,519		$—	$—	$291,639,519
Exchange Traded Fund	71,841,900		—	—	71,841,900
Total	$363,481,419		$—	$—	$363,481,419

HCM Defender 500 Index ETF
Assets*	Level 1		Level 2	Level 3	Total
Common Stocks	$240,372,492		$—	$—	$240,372,492
Exchange Traded Fund	59,984,864		—	—	59,984,864
Right	—	^	—	—	—
Total	$300,357,356		$—	$—	$300,357,356

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

^	Includes securities valued at $0.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for each Fund. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year June 30, 2020 through June 30, 2022, or expected to be taken in the Funds’ June 30, 2023 tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. For the six months ended December 31, 2023, QQH and LGH had a realized loss of $148 and $0 on foreign currency transactions, respectively.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$288,452,113	$282,855,579
LGH	$213,291,980	$217,591,640

For the six months ended December 31, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$201,881,161	$188,539,241
LGH	$23,208,426	$19,264,193

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.77% of each Fund’s average daily net assets. For the six months ended December 31, 2023, the Adviser earned $1,338,363, and $1,114,948 in advisory fees for QQH and LGH, respectively.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for both QQH and LGH. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

The Transaction Fees for the Funds are listed in the table below:

ETFs	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
HCM Defender 100 Index ETF	$500	2.00%*
HCM Defender 500 Index ETF	$1,000	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2023, and June 30, 2022, was as follows:

For the year ended June 30, 2023:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Defender 100 Index ETF	$—	$—	$—	$—	$—
HCM Defender 500 Index ETF	1,454,080	—	—	—	1,454,080

For the year ended June 30, 2022:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Defender 100 Index ETF	$—	$—	$—	$—	$—
HCM Defender 500 Index ETF	458,426	—	19,389	—	477,815

As of June 30, 2023, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Defender 100 Index ETF	$—	$833,092	$—	$(6,418,628)	$(91,917,759)	$—	71,732,273	$(25,771,022)
HCM Defender 500 Index ETF	—	937,310	—	—	(75,928,943)	(147)	37,224,764	(37,767,016)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for real estate investment trusts Form 2439, and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
HCM Defender 100 Index ETF	$—
HCM Defender 500 Index ETF	—

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
HCM Defender 100 Index ETF	$6,418,628
HCM Defender 500 Index ETF	—

At June 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
HCM Defender 100 Index ETF	$88,964,090	$2,953,669	$91,917,759	$—
HCM Defender 500 Index ETF	75,734,811	194,132	75,928,943	—

Permanent book and tax differences, primarily attributable to the tax adjustments for prior year tax returns resulted in reclassifications for the Funds for the fiscal year ended June 30, 2023, as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
HCM Defender 100 Index ETF	$1,694,180	$(1,694,180)
HCM Defender 500 Index ETF	644,814	(644,814)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Cost for Federal	Unrealized	Unrealized	Tax Net Unrealized
Portfolio	Tax purposes	Appreciation	Depreciation	App/Dep
HCM Defender 100 Index ETF	$314,053,020	$49,877,339	$(448,940)	$49,428,399
HCM Defender 500 Index ETF	247,943,731	53,392,214	(978,589)	52,413,625

8.	REGULATORY UPDATE

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The HCM ETFs
EXPENSE EXAMPLES (Unaudited)
December 31, 2023

As a shareholder of the HCM ETFs, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 through December 31, 2023.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending	Expenses Paid During	Expenses Paid During
	Value	Account Value	Period*	Period**
Actual	7/1/2023	12/31/2023	7/1/2023 - 12/31/2023	7/1/2023 - 12/31/2023
HCM Defender 100 Index ETF	$1,000.00	$1,068.60	$4.43	0.85%
HCM Defender 500 Index ETF	$1,000.00	$1,054.20	$4.56	0.88%

	Beginning Account	Ending	Expenses Paid During	Expenses Paid During
Hypothetical	Value	Account Value	Period*	Period**
(5% return before expenses)	7/1/2023	12/31/2023	7/1/2023 - 12/31/2023	7/1/2023 - 12/31/2023
HCM Defender 100 Index ETF	$1,000.00	$1,020.92	$4.33	0.85%
HCM Defender 500 Index ETF	$1,000.00	$1,020.77	$4.48	0.88%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

“Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/366 (to reflect the full half-year period).

**	Annualized.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■         Social Security number and income

■         assets, account transfers and transaction history

■         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■        open an account or give us contact information

■        provide account information or give us your income information

■        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■      sharing for affiliates’ everyday business purposes—information about your creditworthiness

■        affiliates from using your information to market to you

■        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

HCMETFS-SA23

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/ President

Date 3/8/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley Principal Executive Officer/ President

Date 3/8/2024

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer/Treasurer

Date 3/8/2024